STATEMENTS OF INCOME AND CHANGES IN PLAN EQUITY	EBP 001 USD ($)
Plan equity, beginning of year at Dec. 31, 2022	$ 0
Additions
Employee contributions, net	2,027,535,838
Total additions	2,027,535,838
Deductions
Cost of shares purchased	1,978,848,478
Payable to participants	48,687,360
Total deductions	2,027,535,838
Changes in plan equity	0
Plan equity, end of year at Dec. 31, 2023	0
Additions
Employee contributions, net	2,046,752,408
Total additions	2,046,752,408
Deductions
Cost of shares purchased	1,991,111,733
Payable to participants	55,640,675
Total deductions	2,046,752,408
Changes in plan equity	0
Plan equity, end of year at Dec. 31, 2024	0
Additions
Employee contributions, net	2,096,761,010
Total additions	2,096,761,010
Deductions
Cost of shares purchased	2,033,870,897
Payable to participants	62,890,113
Total deductions	2,096,761,010
Changes in plan equity	0
Plan equity, end of year at Dec. 31, 2025	$ 0